Investment Risks	Nov. 03, 2025
HORIZON SMALL/MID CAP CORE EQUITY ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

HORIZON SMALL/MID CAP CORE EQUITY ETF | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. Investments in REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

HORIZON SMALL/MID CAP CORE EQUITY ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Domestic Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Domestic Strategy Risk. Because the Fund will invest primarily in securities of U.S. issuers, the Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

HORIZON SMALL/MID CAP CORE EQUITY ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
HORIZON SMALL/MID CAP CORE EQUITY ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Small/Mid Cap Core Equity Fund is not federally insured or guaranteed by any government agency.
HORIZON INTERNATIONAL EQUITY ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

HORIZON INTERNATIONAL EQUITY ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

HORIZON INTERNATIONAL EQUITY ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

HORIZON INTERNATIONAL EQUITY ETF | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

HORIZON INTERNATIONAL EQUITY ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

HORIZON INTERNATIONAL EQUITY ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

HORIZON INTERNATIONAL EQUITY ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk: The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

HORIZON INTERNATIONAL EQUITY ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

HORIZON INTERNATIONAL EQUITY ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

HORIZON INTERNATIONAL EQUITY ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

HORIZON INTERNATIONAL EQUITY ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

HORIZON INTERNATIONAL EQUITY ETF | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

HORIZON INTERNATIONAL EQUITY ETF | Foreign Securities Risks
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risks. Investments in foreign securities may subject the Fund to risks that are not typically present when investing in US companies. These risks include increased volatility or losses due to differences in accounting standards, financial disclosures, and regulatory oversight, as well as less developed legal systems that may restrict the Fund’s ability to enforce rights or recover losses. Foreign securities markets may be smaller, less liquid, and more volatile, which can make it more difficult for the Fund to buy or sell investments at advantageous prices or times. The Fund’s investments and returns may also be negatively affected by political, economic, or social developments in foreign countries, such as changes in government, diplomatic conflicts, nationalization of industries, expropriation of assets, and the introduction of capital or currency controls or restrictions on foreign ownership. Exposure to foreign securities may also result in the Fund incurring foreign withholding taxes and being impacted by fluctuations in currency exchange rates, both of which can reduce yields and affect the value of investments. The Fund may encounter additional risks such as settlement delays, operational challenges associated with cross-border transactions, and limited regulatory supervision, especially in emerging or less developed markets.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Emerging Markets Risk. Investments in emerging market countries may expose the Fund to significantly increased risks compared to developed markets, including less developed legal, regulatory, and financial systems, heightened potential for political and economic instability, nationalization or expropriation of assets, inflation, and capital or currency controls. These markets may also experience greater volatility and reduced liquidity, weaker investor protections, unreliable custodial and settlement practices, and more pronounced currency fluctuations, all of which can adversely affect the value and liquidity of the Fund’s investments.

HORIZON INTERNATIONAL EQUITY ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

HORIZON INTERNATIONAL EQUITY ETF | Geographic Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk. The Fund may concentrate its investments in specific countries or geographic regions. As a result, the Fund is subject to greater risks from economic, political, regulatory, or market events in those areas. Investments in foreign markets involve additional risks, such as less liquid trading, different financial reporting standards, and increased potential for government intervention. Negative developments in a particular country or region may therefore have a greater adverse impact on the Fund than on more geographically diversified funds.

HORIZON INTERNATIONAL EQUITY ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
HORIZON INTERNATIONAL EQUITY ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The International Equity Fund is not federally insured or guaranteed by any government agency.
HORIZON INTERNATIONAL MANAGED RISK ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

HORIZON INTERNATIONAL MANAGED RISK ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

HORIZON INTERNATIONAL MANAGED RISK ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

HORIZON INTERNATIONAL MANAGED RISK ETF | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

HORIZON INTERNATIONAL MANAGED RISK ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

HORIZON INTERNATIONAL MANAGED RISK ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

HORIZON INTERNATIONAL MANAGED RISK ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

HORIZON INTERNATIONAL MANAGED RISK ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

HORIZON INTERNATIONAL MANAGED RISK ETF | ETF Risks
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ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

HORIZON INTERNATIONAL MANAGED RISK ETF | Operational and Technology Risk
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Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

HORIZON INTERNATIONAL MANAGED RISK ETF | New Fund Risk
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New Fund Risk. The Fund is recently organized and has no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

HORIZON INTERNATIONAL MANAGED RISK ETF | Large Capitalization Company Risk
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Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

HORIZON INTERNATIONAL MANAGED RISK ETF | Foreign Securities Risks
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Foreign Securities Risks. Investments in foreign securities may subject the Fund to risks that are not typically present when investing in US companies. These risks include increased volatility or losses due to differences in accounting standards, financial disclosures, and regulatory oversight, as well as less developed legal systems that may restrict the Fund’s ability to enforce rights or recover losses. Foreign securities markets may be smaller, less liquid, and more volatile, which can make it more difficult for the Fund to buy or sell investments at advantageous prices or times. The Fund’s investments and returns may also be negatively affected by political, economic, or social developments in foreign countries, such as changes in government, diplomatic conflicts, nationalization of industries, expropriation of assets, and the introduction of capital or currency controls or restrictions on foreign ownership. Exposure to foreign securities may also result in the Fund incurring foreign withholding taxes and being impacted by fluctuations in currency exchange rates, both of which can reduce yields and affect the value of investments. The Fund may encounter additional risks such as settlement delays, operational challenges associated with cross-border transactions, and limited regulatory supervision, especially in emerging or less developed markets.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Emerging Markets Risk. Investments in emerging market countries may expose the Fund to significantly increased risks compared to developed markets, including less developed legal, regulatory, and financial systems, heightened potential for political and economic instability, nationalization or expropriation of assets, inflation, and capital or currency controls. These markets may also experience greater volatility and reduced liquidity, weaker investor protections, unreliable custodial and settlement practices, and more pronounced currency fluctuations, all of which can adversely affect the value and liquidity of the Fund’s investments.

HORIZON INTERNATIONAL MANAGED RISK ETF | Investments in Other Investment Companies Risk
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Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

HORIZON INTERNATIONAL MANAGED RISK ETF | Geographic Focus Risk
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Geographic Focus Risk. The Fund may concentrate its investments in specific countries or geographic regions. As a result, the Fund is subject to greater risks from economic, political, regulatory, or market events in those areas. Investments in foreign markets involve additional risks, such as less liquid trading, different financial reporting standards, and increased potential for government intervention. Negative developments in a particular country or region may therefore have a greater adverse impact on the Fund than on more geographically diversified funds.

HORIZON INTERNATIONAL MANAGED RISK ETF | Risk Assist® Strategy Risk
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Risk Assist® Strategy Risk. The ability of the International Managed Risk Fund to meet its investment objective is directly related to Horizon’s ability to effectively allocate Fund assets to, and otherwise implement, the Risk Assist® Strategy. Implementing the Fund’s Risk Assist® Strategy may result in periods when the Fund is invested primarily or entirely in Cash Equivalents (as opposed to equity securities). There can be no guarantee that the Risk Assist® Strategy, including the ratchet function, will be successful in preventing losses in the Fund’s portfolio, particularly during periods of rapid or severe market declines. Because the Risk Assist® Strategy may be implemented in stages, the Fund may retain equity market exposure even during times when risk-reduction actions are being undertaken, which could result in losses not being avoided. To the extent that the Risk Assist® Strategy is implemented, the Fund may not participate fully in market gains or benefit from capital appreciation or income from equity securities. The implementation of the Risk Assist® Strategy may also result in higher portfolio turnover and increased transaction costs compared to funds that do not employ such strategies. If the Risk Assist® Strategy is not implemented in a timely or effective manner, the Fund may underperform. In addition, the portfolio managers’ analysis of economic trends or other factors may be incorrect and may not produce the intended results.

HORIZON INTERNATIONAL MANAGED RISK ETF | U.S. Government Securities Risk
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U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

HORIZON INTERNATIONAL MANAGED RISK ETF | Fixed Income Risk
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Fixed Income Risk. The value of investments in fixed income securities and securities in which the underlying investments are fixed income securities are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

HORIZON INTERNATIONAL MANAGED RISK ETF | Money Market Fund Risk
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Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

HORIZON INTERNATIONAL MANAGED RISK ETF | Risk Lose Money [Member]
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Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
HORIZON INTERNATIONAL MANAGED RISK ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	The International Managed Risk Fund is not federally insured or guaranteed by any government agency.